Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.500%, 05/15/2024	$289,375,000	$289,974,096
0.375%, 07/15/2024	645,225,000	615,837,014
0.250%, 05/31/2025	222,950,000	207,500,261
2.250%, 11/15/2025	605,225,000	599,054,543
1.125%, 10/31/2026	8,275,000	7,783,672
2.000%, 11/15/2026	4,125,000	4,034,766
1.250%, 12/31/2026	45,500,000	42,988,613
2.250%, 11/15/2027	413,425,000	408,660,922
1.125%, 08/31/2028	852,675,000	785,593,455
0.625%, 08/15/2030	66,850,000	58,065,492
1.250%, 08/15/2031	225,975,000	205,425,398
Total U.S. Treasury Securities (Cost $3,390,117,903)		3,224,918,232	45.6%

Other Government Related Security
NBN Co. Ltd.,
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	20,487,000	18,680,338
Total Other Government Related Security (Cost $19,623,511)		18,680,338	0.3%

Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029 (Callable 12/01/2028)	250,000	243,311
Agilent Technologies, Inc.,
3.050%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,484,538
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	3,160,000	3,058,397
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)	4,748,000	4,690,219
Anglo American Capital PLC:
2.250%, 03/17/2028 (Callable 01/17/2028) (1)(2)	6,500,000	5,936,263
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	300,000	272,013
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026 (Callable 11/01/2025) (1)	3,945,000	4,031,838
4.750%, 01/23/2029 (Callable 10/23/2028) (1)	1,135,000	1,230,539
AP Moller - Maersk A/S,
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	4,207,000	4,439,524
ArcelorMittal,
4.550%, 03/11/2026 (1)	11,355,000	11,633,594
Ashtead Capital, Inc.:
1.500%, 08/12/2026 (Callable 07/12/2026) (1)(2)	10,075,000	9,143,389
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)	7,166,000	7,062,194
AT&T, Inc.:
4.350%, 03/01/2029 (Callable 12/01/2028)	2,150,000	2,275,170
4.300%, 02/15/2030 (Callable 11/15/2029)	9,604,000	10,147,355
2.250%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,958,297
2.550%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,356,543
Becton Dickinson and Co.,
7.000%, 08/01/2027	9,275,000	10,841,422
Bemis Co., Inc.,
2.630%, 06/19/2030 (Callable 03/19/2030)	4,525,000	4,170,033
Biogen, Inc.,
3.625%, 09/15/2022	300,000	302,568
Boardwalk Pipelines LP:
5.950%, 06/01/2026 (Callable 03/01/2026)	11,845,000	12,788,232
4.800%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,809,833
3.400%, 02/15/2031 (Callable 11/15/2030)	225,000	212,791
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	475,000	498,357
Broadcom, Inc.:
3.125%, 01/15/2025 (Callable 11/15/2024)	925,000	919,943
3.150%, 11/15/2025 (Callable 10/15/2025)	10,000,000	9,918,927
5.000%, 04/15/2030 (Callable 01/15/2030)	8,000,000	8,503,949
2.450%, 02/15/2031 (Callable 11/15/2030) (2)	10,000,000	8,920,781
Bunge Limited Finance Corp.,
3.750%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,252,396
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)	8,000,000	8,140,620
Carrier Global Corp.,
2.242%, 02/15/2025 (Callable 01/15/2025)	1,921,000	1,870,127
CF Industries, Inc.,
4.500%, 12/01/2026 (2)	5,950,000	6,210,254
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028 (Callable 01/15/2028)	12,600,000	12,957,408
Charter Communications Operating LLC:
4.464%, 07/23/2022 (Callable 05/23/2022)	10,548,000	10,586,671
4.908%, 07/23/2025 (Callable 04/23/2025)	1,502,000	1,557,591
3.750%, 02/15/2028 (Callable 11/15/2027)	5,830,000	5,756,903
4.200%, 03/15/2028 (Callable 12/15/2027)	2,070,000	2,091,754
2.250%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,979,710
5.050%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,399,411
4.400%, 04/01/2033 (Callable 01/01/2033)	5,500,000	5,483,733
Cheniere Corpus Christi Holdings LLC:
5.125%, 06/30/2027 (Callable 01/01/2027)	2,150,000	2,291,744
3.700%, 11/15/2029 (Callable 05/18/2029)	3,800,000	3,788,143
Cigna Corp.,
3.000%, 07/15/2023 (Callable 05/16/2023)	6,405,000	6,441,257
CK Hutchison International Ltd.:
2.875%, 04/05/2022 (1)(2)	450,000	450,027
3.250%, 04/11/2024 (Callable 03/11/2024) (1)(2)	10,000,000	10,062,992
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)	5,000,000	4,611,904
CNH Industrial Capital LLC:
4.200%, 01/15/2024 (1)	2,800,000	2,855,586
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	250,000	236,679
CNH Industrial NV:
4.500%, 08/15/2023 (1)	5,000,000	5,102,322
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	2,518,000	2,527,323
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (Callable 10/22/2029) (1)	8,875,000	8,493,641
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	880,000	908,104
CommonSpirit Health,
2.760%, 10/01/2024 (Callable 07/01/2024)	250,000	248,033
Conagra Brands, Inc.:
4.600%, 11/01/2025 (Callable 09/01/2025)	250,000	258,823
8.250%, 09/15/2030	1,140,000	1,455,968
Constellation Brands, Inc.,
3.500%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,631,905
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	2,800,000	2,830,292
3.350%, 09/15/2026 (Callable 06/15/2026) (2)	2,227,000	2,213,869
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,541,347
4.300%, 03/25/2028 (Callable 12/25/2027)	5,757,000	6,022,276
CVS Pass-Through Trust:
5.926%, 01/10/2034 (2)	1,884,390	2,083,666
4.163%, 08/11/2036 (2)	2,158,796	2,123,711
Daimler Finance North America LLC,
3.650%, 04/07/2027 (2)(8)	13,825,000	13,797,488
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)	3,196,000	3,292,337
6.020%, 06/15/2026 (Callable 03/15/2026)	9,000,000	9,749,058
4.900%, 10/01/2026 (Callable 08/01/2026)	425,000	445,780
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	10,600,000	10,213,838
Diageo Capital PLC,
2.000%, 04/29/2030 (Callable 01/29/2030) (1)	3,275,000	2,986,310
Dow Chemical Co.,
4.550%, 11/30/2025 (Callable 09/30/2025)	165,000	172,002
DuPont de Nemours, Inc.,
4.493%, 11/15/2025 (Callable 09/15/2025)	4,450,000	4,628,215
DXC Technology Co.,
1.800%, 09/15/2026 (Callable 08/15/2026)	12,000,000	10,999,912
Ecolab, Inc.,
4.800%, 03/24/2030 (Callable 12/24/2029)	10,000,000	11,066,310
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	6,575,000	6,603,794
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025 (Callable 06/15/2025)	10,000,000	9,581,014
Emerson Electric Co.,
1.950%, 10/15/2030 (Callable 07/15/2030)	12,600,000	11,404,568
Energy Transfer LP:
4.500%, 04/15/2024 (Callable 03/15/2024)	1,000,000	1,023,169
5.500%, 06/01/2027 (Callable 03/01/2027)	17,931,000	19,269,355
5.250%, 04/15/2029 (Callable 01/15/2029)	10,264,000	10,952,782
3.750%, 05/15/2030 (Callable 02/15/2030)	275,000	270,533
Energy Transfer Partners LP,
4.200%, 04/15/2027 (Callable 01/15/2027)	475,000	483,646
EnLink Midstream Partners LP,
4.400%, 04/01/2024 (Callable 01/01/2024)	10,000,000	10,130,568
Enterprise Products Operating LLC,
3.900%, 02/15/2024 (Callable 11/15/2023)	225,000	229,126
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)	5,000,000	4,800,150
Equifax, Inc.,
2.600%, 12/01/2024 (Callable 11/01/2024)	5,000,000	4,938,516
Equinix, Inc.:
1.800%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,364,343
3.900%, 04/15/2032	11,000,000	10,942,140
Express Scripts Holding Co.,
4.500%, 02/25/2026 (Callable 11/27/2025)	18,000,000	18,732,839
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	11,250,000	11,300,302
Ferguson Finance PLC,
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	5,930,000	6,109,398
Fidelity National Information Services, Inc.,
1.650%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,473,757
Fiserv, Inc.:
3.500%, 10/01/2022 (Callable 07/01/2022)	3,050,000	3,062,653
2.250%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,111,009
4.200%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,066,893
3.500%, 07/01/2029 (Callable 04/01/2029)	700,000	689,005
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	3,515,000	3,265,765
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	2,165,000	2,164,735
4.875%, 05/12/2030 (Callable 02/12/2030)	4,073,000	4,254,388
Florida Gas Transmission Co. LLC:
2.550%, 07/01/2030 (Callable 04/01/2030) (2)	7,000,000	6,390,096
2.300%, 10/01/2031 (Callable 07/01/2031) (2)	10,225,000	9,048,772
FMC Corp.,
4.100%, 02/01/2024 (Callable 11/01/2023)	4,960,000	5,033,206
Fomento Economico Mexicano SAB de CV,
2.875%, 05/10/2023 (1)	525,000	526,029
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022 (Callable 07/03/2022)	12,000,000	12,000,000
4.250%, 09/20/2022	1,545,000	1,554,517
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023 (Callable 08/21/2023)	6,025,000	6,143,107
3.250%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,622,289
Fox Corp.,
4.030%, 01/25/2024 (Callable 12/25/2023)	5,155,000	5,262,726
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023 (Callable 12/15/2022)	1,100,000	1,112,100
5.400%, 11/14/2034 (Callable 05/14/2034)	691,000	767,045
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)	20,000,000	18,502,564
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	500,000	493,123
General Mills, Inc.,
4.000%, 04/17/2025 (Callable 02/17/2025)	275,000	280,702
General Motors Financial Co., Inc.:
3.150%, 06/30/2022 (Callable 05/30/2022)	1,225,000	1,228,032
4.150%, 06/19/2023 (Callable 05/19/2023)	1,325,000	1,344,255
1.700%, 08/18/2023	10,275,000	10,164,216
2.900%, 02/26/2025 (Callable 01/26/2025)	4,000,000	3,907,082
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	7,525,000	7,498,689
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	21,300,000	19,744,270
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)	1,750,000	1,777,860
4.125%, 03/12/2024 (Callable 02/12/2024) (1)(2)	5,000,000	5,067,549
4.625%, 04/29/2024 (1)(2)	1,375,000	1,407,729
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	4,850,000	4,864,867
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)	1,150,000	1,145,179
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	175,000	184,154
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	6,343,000	5,675,986
2.625%, 09/23/2031 (Callable 06/23/2031) (1)(2)	8,350,000	7,469,150
Global Payments, Inc.:
3.750%, 06/01/2023 (Callable 03/01/2023)	2,875,000	2,900,786
4.800%, 04/01/2026 (Callable 01/01/2026)	4,535,000	4,760,718
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)	5,340,000	5,451,535
HP, Inc.,
2.200%, 06/17/2025 (Callable 05/17/2025)	18,325,000	17,673,148
Husky Energy, Inc.,
4.400%, 04/15/2029 (Callable 01/15/2029) (1)	5,000,000	5,189,168
Hyundai Capital America:
3.100%, 04/05/2022 (1)(2)	300,000	300,009
2.650%, 02/10/2025 (Callable 01/10/2025) (1)(2)	525,000	508,657
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	5,825,000	5,335,890
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	15,000,000	13,672,448
IDEX Corp.,
3.000%, 05/01/2030 (Callable 02/01/2030)	825,000	779,464
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)	250,000	244,926
Ingersoll-Rand Co.,
6.391%, 11/15/2027	1,195,000	1,312,288
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	550,000	517,860
International Business Machines Corp.,
3.300%, 05/15/2026	6,650,000	6,719,633
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)	10,000,000	9,089,768
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026 (Callable 01/01/2026)	3,500,000	3,563,258
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)	5,000,000	5,030,634
Kinder Morgan Energy Partners LP,
3.500%, 09/01/2023 (Callable 06/01/2023)	650,000	656,069
Kinder Morgan, Inc.:
3.150%, 01/15/2023 (Callable 12/15/2022)	250,000	251,318
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	1,000,000	1,032,279
7.800%, 08/01/2031	15,425,000	19,720,458
Kraft Heinz Foods Co.,
6.375%, 07/15/2028	8,129,000	9,206,093
Kyndryl Holdings, Inc.,
2.050%, 10/15/2026 (Callable 09/15/2026) (2)	5,575,000	4,977,157
Lear Corp.,
3.800%, 09/15/2027 (Callable 06/15/2027)	410,000	410,340
Lennox International, Inc.:
1.350%, 08/01/2025 (Callable 07/01/2025)	7,000,000	6,553,124
1.700%, 08/01/2027 (Callable 06/01/2027)	475,000	436,106
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	16,000,000	14,898,675
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,506,621
Magallanes, Inc.,
4.054%, 03/15/2029 (Callable 01/15/2029) (2)	6,000,000	6,029,758
Marathon Petroleum Corp.,
5.125%, 12/15/2026 (Callable 09/15/2026)	150,000	159,619
Metropolitan Detroit Area Hospital Services, Inc.,
4.480%, 12/01/2029 (2)	9,589,035	9,488,895
Microchip Technology, Inc.:
2.670%, 09/01/2023	10,191,000	10,156,867
0.972%, 02/15/2024	5,000,000	4,792,002
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (Callable 03/01/2024) (2)	7,450,000	7,473,347
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	1,050,000	1,067,457
Mosaic Co.,
4.250%, 11/15/2023 (Callable 08/15/2023)	8,606,000	8,788,239
MPLX LP:
4.875%, 06/01/2025 (Callable 03/01/2025)	10,219,000	10,586,897
4.125%, 03/01/2027 (Callable 12/01/2026)	275,000	281,207
2.650%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,619,466
Nutrien Ltd.,
3.150%, 10/01/2022 (Callable 07/01/2022) (1)	1,306,000	1,311,759
NXP BV / NXP Funding LLC / NXP USA, Inc.,
2.700%, 05/01/2025 (Callable 04/01/2025) (1)(2)	550,000	533,088
NXP Semiconductors NV,
4.875%, 03/01/2024 (Callable 02/01/2024) (1)(2)	5,790,000	5,949,422
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)	5,000,000	4,962,500
7.500%, 10/15/2026	1,288,000	1,436,120
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	5,000,000	4,402,044
ONEOK, Inc.:
7.500%, 09/01/2023 (Callable 06/01/2023)	7,470,000	7,853,913
2.750%, 09/01/2024 (Callable 08/01/2024)	3,300,000	3,279,468
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	10,775,000	10,312,895
2.300%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,740,121
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	5,729,229
PeaceHealth Obligated Group,
1.375%, 11/15/2025 (Callable 08/15/2025)	250,000	235,547
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	8,000,000	7,878,554
3.950%, 03/10/2025 (Callable 01/10/2025) (2)	12,000,000	12,129,470
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	6,500,000	6,563,159
Phillips 66,
2.150%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,882,200
Phillips 66 Partners LP:
3.605%, 02/15/2025 (Callable 11/15/2024)	2,000,000	2,016,475
3.150%, 12/15/2029 (Callable 09/15/2029)	225,000	217,010
Pioneer Natural Resources Co.,
3.950%, 07/15/2022 (Callable 05/02/2022)	175,000	175,333
POSCO,
4.000%, 08/01/2023 (1)(2)	5,000,000	5,069,300
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	17,527,000	16,991,348
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023 (Callable 08/01/2023)	1,100,000	1,116,701
Renesas Electronics Corp.,
2.170%, 11/25/2026 (Callable 10/25/2026) (1)(2)	5,450,000	5,073,582
Rogers Communications, Inc.,
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)	15,000,000	14,883,849
Roper Technologies, Inc.:
3.800%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,484,241
2.000%, 06/30/2030 (Callable 03/30/2030)	14,675,000	13,027,825
Ryder System, Inc.,
2.850%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,660,519
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)	9,955,000	10,762,106
4.500%, 05/15/2030 (Callable 11/15/2029)	4,500,000	4,705,954
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(9)	1,675,000	1,126,438
Schneider Electric SE,
2.950%, 09/27/2022 (2)	2,000,000	2,014,612
Sherwin-Williams Co.,
3.300%, 02/01/2025 (Callable 11/01/2024)	3,851,000	3,854,754
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)	91,000	91,252
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	5,250,000	4,563,599
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)	7,800,000	9,000,527
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	15,000,000	14,104,011
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	16,495,000	16,943,867
Southern Natural Gas Co. LLC:
7.350%, 02/15/2031	8,020,000	9,628,587
8.000%, 03/01/2032	2,523,000	3,202,349
Spectra Energy Partners LP,
4.750%, 03/15/2024 (Callable 12/15/2023) (1)	150,000	154,348
Stellantis Finance US, Inc.,
1.711%, 01/29/2027 (Callable 12/29/2026) (2)	575,000	524,082
Sysco Corp.:
2.600%, 06/12/2022	150,000	150,300
5.950%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,908,998
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	5,500,000	5,628,721
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	13,850,000	14,124,376
Timken Co.:
4.500%, 12/15/2028 (Callable 09/15/2028)	225,000	230,858
4.125%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,947,945
T-Mobile USA, Inc.,
3.875%, 04/15/2030 (Callable 01/15/2030)	18,506,000	18,577,047
Toll Road Investors Partnership II LP:
0.000%, 02/15/2026 (Insured by NATL) (1)(2)	5,000,000	4,157,084
0.000%, 02/15/2028 (Insured by NATL) (1)(2)	750,000	552,461
Toyota Motor Credit Corp.,
2.900%, 03/30/2023 (1)	10,000,000	10,065,786
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034 (1)	1,335,000	1,500,593
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026	4,748,000	5,418,041
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)	6,575,000	6,379,258
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	10,000,000	9,325,202
TSMC Arizona Corp.,
2.500%, 10/25/2031 (Callable 07/25/2031) (1)	8,175,000	7,570,572
Tyson Foods, Inc.,
4.000%, 03/01/2026 (Callable 01/01/2026)	3,000,000	3,073,628
UPMC,
3.600%, 04/03/2025	825,000	830,729
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	17,637,000	19,360,135
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	9,500,000	9,167,500
Verisk Analytics, Inc.:
4.125%, 09/12/2022	250,000	252,410
4.125%, 03/15/2029 (Callable 12/15/2028)	3,000,000	3,093,360
Verizon Communications, Inc.:
4.125%, 03/16/2027	3,196,000	3,322,049
3.000%, 03/22/2027 (Callable 01/22/2027)	13,000,000	12,848,119
2.100%, 03/22/2028 (Callable 01/22/2028)	5,750,000	5,359,424
4.329%, 09/21/2028	2,051,000	2,163,547
4.016%, 12/03/2029 (Callable 09/03/2029)	5,628,000	5,841,030
2.355%, 03/15/2032 (Callable 12/15/2031) (2)	2,309,000	2,085,523
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	25,000,000	23,016,116
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	1,605,000	1,476,979
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)	575,000	527,879
Volkswagen Group of America Finance LLC:
4.250%, 11/13/2023 (1)(2)	775,000	789,434
0.875%, 11/22/2023 (1)(2)	6,875,000	6,639,367
2.850%, 09/26/2024 (1)(2)	8,850,000	8,756,212
Vontier Corp.:
1.800%, 04/01/2026 (Callable 03/01/2026)	6,300,000	5,696,523
2.400%, 04/01/2028 (Callable 02/01/2028)	14,825,000	13,034,140
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)	12,427,000	12,552,693
3.450%, 11/15/2026 (Callable 08/15/2026)	10,775,000	10,546,273
4.950%, 09/15/2028 (Callable 06/15/2028)	1,500,000	1,578,685
Walgreens Boots Alliance, Inc.,
3.200%, 04/15/2030 (Callable 01/15/2030)	6,335,000	6,175,878
Waste Connections, Inc.,
3.200%, 06/01/2032 (Callable 03/01/2032)	550,000	536,661
Western Digital Corp.,
2.850%, 02/01/2029 (Callable 12/01/2028)	10,000,000	9,135,900
Western Midstream Operating LP,
4.500%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,338,900
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,881,190
Williams Companies, Inc.:
3.700%, 01/15/2023 (Callable 10/15/2022)	1,775,000	1,786,308
4.300%, 03/04/2024 (Callable 12/04/2023)	9,329,000	9,536,153
7.500%, 01/15/2031	3,400,000	4,224,824
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)	9,000,000	8,315,532
Woodside Finance Ltd.,
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	10,000,000	10,305,024
WRKCo, Inc.:
4.650%, 03/15/2026 (Callable 01/15/2026)	275,000	286,183
3.900%, 06/01/2028 (Callable 03/01/2028)	8,275,000	8,306,516
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	1,150,000	1,148,206
Zoetis, Inc.,
4.500%, 11/13/2025 (Callable 08/13/2025)	2,000,000	2,087,024
Total Industrials (Cost $1,455,749,451)		1,408,454,840	19.9%

Utilities
Ausgrid Finance Pty Ltd.:
3.850%, 05/01/2023 (Callable 02/01/2023) (1)(2)	6,200,000	6,239,922
4.350%, 08/01/2028 (Callable 05/01/2028) (1)(2)	4,400,000	4,484,004
Avangrid, Inc.,
3.800%, 06/01/2029 (Callable 03/01/2029) (1)	10,975,000	11,137,130
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)	275,000	261,458
Duke Energy Corp.,
3.050%, 08/15/2022 (Callable 05/15/2022)	350,000	350,327
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032 (Callable 10/07/2031) (2)	12,400,000	11,082,564
East Ohio Gas Co.,
2.000%, 06/15/2030 (Callable 03/15/2030) (2)	275,000	245,256
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)	448,000	447,239
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	275,000	275,281
Enel Finance International NV,
3.500%, 04/06/2028 (1)(2)	14,675,000	14,489,423
Entergy Corp.,
2.800%, 06/15/2030 (Callable 03/15/2030)	13,250,000	12,418,168
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)	275,000	236,912
FirstEnergy Corp.,
2.050%, 03/01/2025 (Callable 02/01/2025)	6,450,000	6,143,625
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027) (1)	275,000	275,029
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)	15,717,000	14,889,284
KeySpan Corp.,
8.000%, 11/15/2030 (1)	2,000,000	2,484,149
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,718,136
Pacific Gas and Electric Co.:
3.450%, 07/01/2025	259,500	253,129
3.750%, 07/01/2028	259,500	248,348
RGS I&M Funding Corp.,
9.820%, 12/07/2022	9,345	9,338
Southern Co.,
2.950%, 07/01/2023 (Callable 05/01/2023)	500,000	502,623
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	4,300,000	4,304,300
Total Utilities (Cost $100,114,298)		96,495,645	1.4%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	26,048,000	26,627,568
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	5,525,000	5,373,234
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	10,000,000	9,249,523
Aetna, Inc.,
2.800%, 06/15/2023 (Callable 04/15/2023)	4,010,000	4,024,860
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)	3,000,000	3,017,169
Air Lease Corp.:
2.250%, 01/15/2023	3,800,000	3,801,379
2.750%, 01/15/2023 (Callable 12/15/2022)	250,000	250,725
4.250%, 02/01/2024 (Callable 01/01/2024)	525,000	530,678
American International Group, Inc.:
4.125%, 02/15/2024	1,000,000	1,022,515
3.750%, 07/10/2025 (Callable 04/10/2025)	225,000	228,628
AmFam Holdings, Inc.,
2.805%, 03/11/2031 (Callable 12/11/2030) (2)	7,000,000	6,462,742
Anthem, Inc.:
3.350%, 12/01/2024 (Callable 10/01/2024)	10,225,000	10,304,464
2.375%, 01/15/2025 (Callable 12/15/2024)	12,000,000	11,831,711
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	275,000	280,340
Banco Santander SA:
3.500%, 04/11/2022 (1)	4,400,000	4,401,846
5.179%, 11/19/2025 (1)	5,000,000	5,169,207
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	4,500,000	4,064,408
2.749%, 12/03/2030 (1)	4,000,000	3,520,380
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)	2,000,000	1,795,055
Bank of America Corp.:
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%)(Callable 07/21/2022) (3)	3,500,000	3,502,858
4.000%, 04/01/2024	1,785,000	1,831,989
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)	10,000,000	10,113,048
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)	5,060,000	5,090,525
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)	3,295,000	3,283,822
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	5,000,000	4,643,425
3.824%, 01/20/2028 (3 Month LIBOR USD + 1.575%)(Callable 01/20/2027) (3)	375,000	379,326
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%)(Callable 04/24/2027) (3)	5,050,000	5,082,296
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)	1,689,000	1,671,931
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	4,000,000	3,653,774
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	11,243,000	10,182,448
Bank of Montreal,
3.300%, 02/05/2024 (1)	10,000,000	10,134,902
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,066,729
Bank of Nova Scotia:
1.625%, 05/01/2023 (1)	10,000,000	9,929,175
4.500%, 12/16/2025 (1)	7,000,000	7,231,312
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,102,972
Barclays PLC:
3.650%, 03/16/2025 (1)	275,000	275,509
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	4,500,000	4,536,610
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	8,790,000	8,933,348
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	4,700,000	4,790,584
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	500,000	504,995
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	5,000,000	4,881,796
4.375%, 05/12/2026 (1)(2)	8,288,000	8,398,289
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	4,250,000	3,869,912
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)	2,000,000	1,779,335
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	3,000,000	2,728,503
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)	7,000,000	6,478,333
Boston Properties LP,
3.200%, 01/15/2025 (Callable 10/15/2024)	12,400,000	12,393,006
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,675,000	5,870,302
4.625%, 07/11/2024 (1)(2)	10,500,000	10,691,572
4.875%, 04/01/2026 (1)(2)	3,386,000	3,479,118
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	11,500,000	10,408,391
Brown & Brown, Inc.:
4.200%, 09/15/2024 (Callable 06/15/2024)	10,461,000	10,667,596
4.500%, 03/15/2029 (Callable 12/15/2028)	8,747,000	9,032,810
2.375%, 03/15/2031 (Callable 12/15/2030)	3,500,000	3,074,836
4.200%, 03/17/2032 (Callable 12/17/2031)	10,000,000	10,160,604
Capital One Financial Corp.:
3.200%, 01/30/2023 (Callable 12/30/2022)	250,000	252,124
3.650%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,279,037
Centene Corp.,
2.450%, 07/15/2028 (Callable 05/15/2028)	5,125,000	4,682,712
Citigroup, Inc.:
2.750%, 04/25/2022 (Callable 04/18/2022)	250,000	250,112
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)	2,000,000	2,002,737
3.750%, 06/16/2024	500,000	508,704
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)	10,590,000	10,615,186
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)	14,000,000	14,157,495
3.057%, 01/25/2033 (SOFR + 1.351%)(Callable 01/25/2032) (3)	10,000,000	9,343,335
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)	7,175,000	7,112,783
Citizens Bank NA,
2.250%, 04/28/2025 (Callable 03/28/2025)	19,275,000	18,681,030
CNA Financial Corp.:
7.250%, 11/15/2023	1,980,000	2,113,651
4.500%, 03/01/2026 (Callable 12/01/2025)	5,070,000	5,281,972
3.900%, 05/01/2029 (Callable 02/01/2029)	4,000,000	4,083,843
2.050%, 08/15/2030 (Callable 05/15/2030)	875,000	776,560
CNO Global Funding,
2.650%, 01/06/2029 (2)	15,000,000	13,868,753
Commonwealth Bank of Australia,
3.784%, 03/14/2032 (1)(2)	20,000,000	19,330,859
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	7,700,000	7,825,208
3.750%, 07/21/2026 (1)	1,826,000	1,814,937
3.649%, 04/06/2028 (1)(2)(8)	7,700,000	7,677,407
Corebridge Financial, Inc.,
3.850%, 04/05/2029 (2)	13,825,000	13,812,419
Credit Agricole SA,
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)	4,000,000	3,639,099
Credit Suisse Group AG:
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)	4,000,000	4,035,622
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,395,000	11,973,689
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	500,000	499,433
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	250,000	243,959
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,082,520
Danske Bank A/S:
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	5,000,000	4,623,440
4.298%, 04/01/2028 (1 Year CMT Rate + 1.750%)(Callable 04/01/2027) (1)(2)(3)(8)	25,000,000	25,201,524
Deutsche Bank AG:
3.300%, 11/16/2022 (1)	5,175,000	5,209,742
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	5,000,000	4,890,586
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	3,450,000	3,161,637
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)	5,000,000	4,493,225
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)	4,200,000	4,274,397
3.750%, 03/04/2025 (Callable 12/04/2024)	250,000	252,188
4.100%, 02/09/2027 (Callable 11/09/2026)	12,000,000	12,235,696
Equitable Financial Life Global Funding,
1.400%, 07/07/2025 (2)	225,000	211,212
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	500,000	482,441
FirstMerit Bank NA,
4.270%, 11/25/2026	5,450,000	5,587,012
Goldman Sachs Group, Inc.:
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%)(Callable 07/24/2022) (3)	200,000	200,220
3.500%, 01/23/2025 (Callable 10/23/2024)	2,000,000	2,016,776
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)	3,500,000	3,506,625
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)	2,000,000	1,831,276
1.948%, 10/21/2027 (SOFR + 0.913%)(Callable 10/21/2026) (3)	15,700,000	14,590,775
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)	2,000,000	1,912,254
3.615%, 03/15/2028 (SOFR + 1.846%)(Callable 03/15/2027) (3)	21,125,000	21,095,421
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)	5,025,000	5,030,765
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)	3,100,000	3,174,065
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	9,000,000	9,141,083
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029 (Callable 05/19/2029)	4,350,000	4,137,559
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)	10,000,000	9,086,081
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)	5,000,000	5,127,985
HSBC Holdings PLC:
3.600%, 05/25/2023 (1)	2,700,000	2,729,981
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	3,000,000	3,014,120
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)	7,485,000	7,581,454
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	9,317,368
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)	1,500,000	1,500,607
Humana, Inc.,
2.900%, 12/15/2022 (Callable 11/15/2022)	6,525,000	6,570,389
ING Groep NV:
4.100%, 10/02/2023 (1)	475,000	482,999
3.550%, 04/09/2024 (1)	4,300,000	4,353,299
4.017%, 03/28/2028 (1)	3,833,000	3,854,067
Invesco Finance PLC,
3.125%, 11/30/2022	5,000,000	5,040,926
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	10,420,972
Jefferies Group LLC:
4.850%, 01/15/2027	1,700,000	1,782,352
6.450%, 06/08/2027	3,075,000	3,469,863
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)	11,650,000	12,513,331
JPMorgan Chase & Co.:
2.414%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/24/2022) (3)	5,035,000	5,058,564
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)	575,000	580,340
4.023%, 12/05/2024 (3 Month LIBOR USD + 1.000%)(Callable 12/05/2023) (3)	20,000,000	20,320,171
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	13,000,000	12,732,026
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	7,625,000	7,351,014
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	3,000,000	2,895,017
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	5,000,000	4,616,369
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)	7,000,000	6,519,646
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	5,000,000	4,607,827
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	1,500,000	1,390,528
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	5,000,000	4,580,766
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,780,651
KeyBank NA:
3.180%, 05/22/2022	3,250,000	3,257,608
3.400%, 05/20/2026	2,200,000	2,191,848
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	10,250,000	10,012,567
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	980,925
4.569%, 02/01/2029 (2)	1,559,000	1,652,485
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)	8,000,000	8,090,555
4.000%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,520,258
Lincoln National Corp.,
4.000%, 09/01/2023	250,000	253,124
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)	4,930,000	5,017,760
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	275,000	275,386
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)	8,850,000	8,115,022
3.750%, 03/18/2028 (1 Year CMT Rate + 1.800%)(Callable 03/18/2027) (1)(3)	10,000,000	9,970,731
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	5,800,000	5,809,476
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)	4,000,000	4,044,423
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)	5,000,000	4,400,780
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)	4,350,000	3,860,916
Marsh & McLennan Companies, Inc.:
3.875%, 03/15/2024 (Callable 02/15/2024)	1,550,000	1,582,469
2.250%, 11/15/2030 (Callable 08/15/2030)	550,000	502,058
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	9,019,000	9,560,369
MBIA Insurance Corp.,
12.304%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(9)	500,000	60,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,311,323
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	390,000	445,900
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023 (1)	2,000,000	2,020,905
2.801%, 07/18/2024 (1)	500,000	496,910
2.193%, 02/25/2025 (1)	5,000,000	4,833,971
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	5,000,000	4,589,349
2.494%, 10/13/2032 (1 Year CMT Rate + 0.970%)(Callable 10/13/2031) (1)(3)	6,000,000	5,397,872
Mizuho Bank Ltd.,
3.500%, 03/21/2023 (1)(2)	500,000	506,159
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	5,018,268
4.600%, 03/27/2024 (1)(2)	7,000,000	7,150,169
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)	3,000,000	3,034,498
Morgan Stanley:
2.584%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(Callable 10/24/2022) (3)	7,000,000	7,038,391
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)	10,000,000	9,659,685
3.125%, 07/27/2026	4,750,000	4,709,010
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)	525,000	522,269
2.511%, 10/20/2032 (SOFR + 1.200%)(Callable 10/20/2031) (3)	8,000,000	7,210,710
National Australia Bank Ltd.:
3.375%, 01/14/2026 (1)	500,000	506,838
2.332%, 08/21/2030 (1)(2)	7,850,000	6,828,612
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	5,000,000	5,026,966
4.000%, 09/14/2026 (1)(2)	20,675,000	20,742,025
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	2,822,451
Nomura Holdings, Inc.:
1.653%, 07/14/2026 (1)	13,725,000	12,623,324
2.710%, 01/22/2029 (1)	5,000,000	4,609,819
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	550,000	514,834
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,556,000	6,639,257
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)	5,000,000	5,062,313
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	5,000,000	5,201,410
Principal Financial Group, Inc.:
3.125%, 05/15/2023	325,000	325,769
3.100%, 11/15/2026 (Callable 08/15/2026)	850,000	836,269
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	7,000,000	6,935,841
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	1,400,000	1,461,119
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	9,440,809
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027 (1)(2)	11,775,000	11,350,916
Royal Bank of Scotland Group PLC:
3.875%, 09/12/2023 (1)	475,000	479,864
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	7,454,000	7,540,458
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)	4,700,000	5,004,409
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	6,850,000	7,026,355
Santander UK Group Holdings PLC:
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)	2,500,000	2,507,605
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	5,000,000	5,113,557
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	3,950,000	4,040,257
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (Callable 06/15/2022) (1)(2)	4,000,000	4,005,638
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)	6,550,000	6,518,724
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)	2,000,000	1,787,053
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	3,350,000	3,413,963
2.625%, 01/22/2025 (1)(2)	3,355,000	3,245,441
4.250%, 04/14/2025 (1)(2)	9,814,000	9,758,380
4.250%, 08/19/2026 (1)(2)	225,000	221,976
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)	7,415,000	6,703,372
1.792%, 06/09/2027 (1 Year CMT Rate + 1.000%)(Callable 06/09/2026) (1)(2)(3)	10,000,000	9,010,699
Standard Chartered PLC:
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	19,825,000	19,280,007
3.971%, 03/30/2026 (1 Year CMT Rate + 1.650%)(Callable 03/30/2025) (1)(2)(3)	4,500,000	4,486,663
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	4,500,000	4,090,995
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	5,000,000	4,674,484
Stifel Financial Corp.:
4.250%, 07/18/2024	10,139,000	10,342,897
4.000%, 05/15/2030 (Callable 02/15/2030)	11,970,000	12,088,467
Sumitomo Mitsui Banking Corp.,
3.200%, 07/18/2022 (1)	325,000	326,766
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025 (1)	250,000	235,227
3.544%, 01/17/2028 (1)	2,094,000	2,077,498
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)	5,275,000	5,348,594
4.500%, 07/23/2025 (Callable 04/23/2025)	775,000	790,545
3.700%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,982,388
Toronto-Dominion Bank,
2.650%, 06/12/2024 (1)	500,000	499,347
Trinity Acquisition PLC,
4.400%, 03/15/2026 (Callable 12/15/2025)	1,125,000	1,162,207
Trustage Financial Group, Inc.,
4.625%, 04/15/2032 (Callable 01/15/2032) (2)	15,000,000	15,050,812
UBS Group AG,
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	5,000,000	4,538,462
UBS Group Funding Switzerland AG,
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)	300,000	300,451
Voya Financial, Inc.,
3.650%, 06/15/2026	2,910,000	2,924,632
Wells Fargo & Co.:
1.529%, 10/31/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/31/2022) (3)	5,000,000	5,022,748
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)	5,000,000	4,939,994
2.406%, 10/30/2025 (SOFR + 1.087%)(Callable 10/30/2024) (3)	500,000	489,465
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)	5,000,000	4,836,342
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)	16,000,000	15,434,290
3.196%, 06/17/2027 (3 Month LIBOR USD + 1.170%)(Callable 06/17/2026) (3)	275,000	271,378
3.526%, 03/24/2028 (SOFR + 1.510%)(Callable 03/24/2027) (3)	15,000,000	14,969,875
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)	10,864,000	10,273,000
Westpac Banking Corp.,
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	2,300,000	2,217,668
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)	8,150,000	8,196,930
4.500%, 09/15/2028 (Callable 06/15/2028)	8,500,000	8,734,063
Total Financials (Cost $1,316,636,582)		1,281,292,898	18.1%
Total Corporate Bonds (Cost $2,872,500,331)		2,786,243,383	39.4%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	2,685,000	2,694,005
City of Berwyn IL,
5.790%, 12/01/2022 (Insured by NATL)	180,000	180,559
City of College Park GA,
5.965%, 01/01/2031 (Insured by NATL)	2,555,000	2,856,644
County of Hamilton OH,
3.374%, 06/01/2034 (Insured by AGM)	10,000,000	9,964,774
County of Miami-Dade FL,
2.536%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,542,432
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025	225,000	213,324
Florida Development Finance Corp.,
3.223%, 02/01/2032 (Callable 08/01/2031)(Insured by AGM)	5,250,000	4,931,868
GBG LLC,
2.250%, 09/01/2030 (2)	996,789	918,349
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	1,869,503
Indiana Finance Authority,
2.683%, 09/15/2023	200,000	199,325
Massachusetts Educational Financing Authority:
1.921%, 07/01/2027	10,000,000	9,291,159
2.161%, 07/01/2028	10,000,000	9,259,647
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	7,000,000	6,527,977
3.300%, 04/01/2032 (Callable 01/01/2032)	13,600,000	11,949,259
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2027	1,600,000	1,795,776
5.000%, 12/01/2028	1,225,000	1,392,485
5.000%, 12/01/2028	1,205,000	1,369,751
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	5,000,000	4,915,286
New York State Dormitory Authority,
3.000%, 08/01/2036 (Callable 08/01/2031)(Insured by BAM)	2,480,000	2,344,675
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	985,767
3.204%, 05/01/2026	1,995,000	1,952,750
3.272%, 05/01/2027	2,060,000	2,010,517
3.372%, 05/01/2028	2,130,000	2,075,091
3.422%, 05/01/2029	2,200,000	2,131,086
North Carolina Housing Finance Agency,
3.000%, 01/01/2033 (Callable 01/01/2025)	505,000	507,560
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,360,053
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026	3,440,000	3,296,822
2.363%, 04/15/2028	1,325,000	1,281,479
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	585,000	585,226
Westvaco Corp.,
7.670%, 01/15/2027 (2)	8,400,000	9,650,509
Total Municipal Bonds (Cost $107,418,933)		102,053,658	1.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 1993-32, Class H, 6.000%, 03/25/2023	797	808
Federal Gold Loan Mortgage Corp. (FGLMC),
6.000%, 07/01/2028	1,736	1,888
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022 (Callable 04/15/2022)	182	184
Total U.S. Government Agency Issues (Cost $2,681)		2,880	0.0%

Non-U.S. Government Agency Issues
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (Callable 04/25/2022) (4)	2	2
Arroyo Mortgage Trust,
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)	22,397,474	21,857,012
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034 (Callable 02/20/2023)	855,136	881,330
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 2.842%, 07/25/2034 (Callable 04/25/2022) (4)	477,403	480,511
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (Callable 04/25/2022) (4)	4	4
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 04/25/2022) (4)	177,776	179,994
Delta Funding Home Equity Loan Trust,
Series 1999-2, Class A7F, 7.030%, 08/15/2030 (Callable 04/15/2022)	24,834	24,347
FirstKey Homes Trust,
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	22,208,870	20,305,952
Home Partners of America Trust:
Series 2019-1, Class A, 2.908%, 09/19/2039 (Callable 09/17/2024) (2)	18,586,189	17,866,952
Series 2021-3, Class A, 2.200%, 01/17/2041 (2)	34,835,841	33,137,326
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	98	98
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.184%, 03/25/2036 (Callable 12/25/2023) (4)(6)	173,042	174,324
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 04/25/2022)	185,927	186,910
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)	35,900,000	35,862,628
Mill City Mortgage Loan Trust:
Series 2018-3, Class A1, 3.497%, 08/25/2058 (Callable 09/25/2030) (2)(4)	225,809	224,970
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 04/25/2031) (2)(3)	183,867	182,128
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 12/25/2027) (2)(4)	1,696,717	1,700,688
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 06/25/2022 (Callable 04/25/2022)	1,185	1,111
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.318%, 11/25/2033 (1 Month LIBOR USD + 1.300%)(Callable 04/25/2022) (3)	523,203	519,781
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 1.987%, 10/25/2043 (Callable 04/25/2022) (4)	1,301,431	1,303,347
Towd Point Mortgage Trust:
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(3)	85,623	85,554
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 05/25/2025) (2)(3)	3,764,268	3,764,214
Series 2017-5, Class A1, 1.268%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 03/25/2024) (2)(3)	1,481,912	1,476,376
Series 2019-1, Class A1, 3.656%, 03/25/2058 (Callable 12/25/2025) (2)(4)	4,819,522	4,807,855
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2025) (2)(3)	161,253	162,248
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 03/25/2026) (2)(3)	186,729	183,119
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 09/25/2026) (2)(3)	12,023,109	11,805,365
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 11/25/2026) (2)	15,315,665	14,458,215
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 2.610%, 06/25/2034 (Callable 04/25/2022) (4)	1,003,376	998,371
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 04/25/2022)	1,263,304	1,307,141
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 1.168%, 10/25/2034 (1 Month LIBOR USD + 1.000%)(Callable 04/25/2022) (3)	1,051,076	1,035,388
Total Non-U.S. Government Agency Issues (Cost $181,305,002)		174,973,261	2.5%
Total Residential Mortgage-Backed Securities (Cost $181,307,683)		174,976,141	2.5%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K723, Class A2, 2.454%, 08/25/2023	13,672,877	13,708,647
Series K038, Class A2, 3.389%, 03/25/2024	2,175,000	2,202,707
Series K726, Class A2, 2.905%, 04/25/2024	123,164	123,773
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	4,947,994
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,285,390
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	8,849,908
Series K734, Class A2, 3.208%, 02/25/2026	9,625,000	9,721,009
Series K062, Class A2, 3.413%, 12/25/2026	11,149,000	11,453,216
Series K063, Class A2, 3.430%, 01/25/2027 (4)	300,000	308,399
Series K064, Class A2, 3.224%, 03/25/2027	1,325,000	1,350,570
Series K065, Class A2, 3.243%, 04/25/2027	2,075,000	2,118,409
Series K066, Class A2, 3.117%, 06/25/2027	170,000	172,679
Series K068, Class A2, 3.244%, 08/25/2027	24,446,000	24,989,119
Series K069, Class A2, 3.187%, 09/25/2027 (4)	1,075,000	1,095,551
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	7,252,229
Total U.S. Government Agency Issues (Cost $93,828,695)		92,579,600	1.3%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 03/15/2027)	575,000	581,746
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 10/15/2027)	575,000	578,624
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2027)	9,275,000	9,354,918
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 06/15/2027)	2,665,000	2,668,688
Series 2017-BNK7, Class ASB, 3.265%, 09/17/2060 (Callable 04/15/2027)	1,300,000	1,302,693
Series 2017-BNK7, Class A5, 3.435%, 09/17/2060 (Callable 09/15/2027)	700,000	702,599
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 01/15/2028)	895,000	909,605
Series 2022-BNK40, Class ASB, 3.507%, 03/17/2064 (Callable 12/15/2031) (4)	16,205,000	16,308,801
Benchmark Mortgage Trust,
Series 2022-B33, Class ASB, 3.469%, 03/17/2055 (Callable 01/15/2032)	6,407,000	6,465,615
CD Mortgage Trust:
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050 (Callable 06/13/2027)	10,723,000	10,760,135
Series 2018-CD7, Class A4, 4.279%, 08/17/2051 (Callable 07/15/2028)	2,495,000	2,619,484
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	287,040	287,553
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 03/10/2023)	11,725,000	11,759,282
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 12/10/2024)	14,085,576	13,991,581
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)	15,860,000	16,032,804
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 08/15/2027)	175,000	175,975
COMM Mortgage Trust:
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)	225,000	227,220
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 09/10/2023)	13,025,000	13,251,943
Series 2017-COR2, Class A3, 3.510%, 09/12/2050 (Callable 07/10/2027)	16,210,172	16,258,504
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class ASB, 2.436%, 03/17/2054 (Callable 07/15/2029)	6,866,000	6,555,308
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5, 4.155%, 07/12/2051 (4)	9,372,252	9,732,297
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)	1,075,000	1,074,147
Series 2013-LC11, Class A4, 2.694%, 04/17/2046 (Callable 03/15/2023)	3,058,423	3,053,565
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 12/15/2022)	38,009	38,088
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%, 08/17/2049 (Callable 07/15/2026)	6,295,000	6,151,560
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 05/15/2023)	3,373,000	3,398,117
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 11/15/2023)	85,875	85,564
Series 2014-C23, Class A5, 3.934%, 09/17/2047 (Callable 09/15/2024)	600,000	607,825
Series 2014-C26, Class A4, 3.494%, 01/17/2048 (Callable 12/15/2024)	14,480,202	14,517,829
JPMCC Commercial Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 08/15/2027)	5,125,000	5,134,884
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046 (Callable 01/15/2023)	12,980,000	12,977,619
Series 2014-C16, Class A4, 3.600%, 06/17/2047 (Callable 02/15/2024)	10,229,048	10,278,106
Series 2015-C27, Class A4, 3.753%, 12/17/2047 (Callable 10/15/2025)	29,470,000	29,734,673
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 06/15/2025)	167,994	168,791
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 11/15/2025)	4,763,460	4,757,874
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 09/15/2027)	14,450,000	14,520,604
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class ASB, 3.795%, 04/16/2055 (4)(8)	9,272,000	9,509,595
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047 (Callable 10/15/2024)	8,821,506	8,873,052
Series 2015-P2, Class ASB, 3.656%, 12/17/2048 (Callable 08/15/2025)	9,203,175	9,291,427
Series 2015-P2, Class A4, 3.809%, 12/17/2048 (Callable 12/15/2025)	21,019,144	21,296,130
Series 2019-C50, Class ASB, 3.635%, 05/17/2052 (Callable 08/15/2028)	4,100,000	4,138,625
WFRBS Commercial Mortgage Trust:
Series 2014-C24, Class ASB, 3.324%, 11/18/2047 (Callable 07/15/2024)	5,295,743	5,331,667
Series 2013-C12, Class ASB, 2.838%, 03/17/2048 (Callable 12/15/2022)	1,540,655	1,545,675
Total Non-U.S. Government Agency Issues (Cost $319,208,761)		307,010,792	4.4%
Total Commercial Mortgage-Backed Securities (Cost $413,037,456)		399,590,392	5.7%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (Callable 05/15/2023) (2)	2,200,012	2,205,407
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (Callable 08/15/2022) (2)	1,847,449	1,848,092
MMAF Equipment Finance LLC,
Series 2020-A, Class A3, 0.970%, 04/09/2027 (2)	6,550,000	6,241,319
Navient Private Education Refi Loan Trust,
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 09/15/2028) (2)	19,055,254	18,079,015
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	7,055,324	6,610,321
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 04/20/2031) (2)	360,018	342,857
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 04/15/2022)	7,515	7,566
PFS Financing Corp.:
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	12,125,000	12,121,761
Series 2020-G, Class A, 0.970%, 02/17/2026 (2)	4,685,000	4,490,240
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	14,675,000	13,931,190
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	16,200,000	14,795,094
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)	8,677,461	8,405,000
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	26,017,000	25,832,984
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	225,000	212,973
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024 (Callable 09/20/2023)	102,349	101,707
Total Asset Backed Securities (Cost $120,327,915)		115,225,526	1.6%
Total Long-Term Investments (Cost $7,104,333,732)		6,821,687,670	96.6%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.21% (5)	326,983,047	326,983,047
Total Short-Term Investment (Cost $326,983,047)		326,983,047	4.6%
Total Investments (Cost $7,431,316,779)		7,148,670,717	101.2%
Liabilities in Excess of Other Assets		(83,592,088)	(1.2)%
TOTAL NET ASSETS		$7,065,078,629	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
NATL	National Public Finance Guarantee Corp.

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2022, the value of these securities totaled $1,284,178,486, which represented 18.18% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Intermediate Bond Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,224,918,232	$–	$3,224,918,232
Other Government Related Security	–	18,680,338	–	18,680,338
Corporate Bonds	–	2,786,243,383	–	2,786,243,383
Municipal Bonds	–	102,053,658	–	102,053,658
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	2,880	–	2,880
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	174,973,261	–	174,973,261
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	92,579,600	–	92,579,600
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	307,010,792	–	307,010,792
Asset Backed Securities	–	115,225,526	–	115,225,526
Total Long-Term Investments	–	6,821,687,670	–	6,821,687,670
Short-Term Investment
Money Market Mutual Fund	326,983,047	–	–	326,983,047
Total Short-Term Investment	326,983,047	–	–	326,983,047
Total Investments	$326,983,047	$6,821,687,670	$–	$7,148,670,717

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.